Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2014-C24
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	JPMBB Commercial Mortgage Securities Trust
Series 2014-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: JPMBB 2014-C24 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643GAA8	1.538600%	35,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643GAB6	2.940300%	184,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643GAC4	3.098300%	41,040,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643GAD2	3.372600%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46643GAQ3	3.372600%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643GAE0	3.638500%	297,354,000.00	17,168,109.37	330,082.42	52,055.14	0.00	0.00	382,137.56	16,838,026.95	95.68%	30.00%
A-SB	46643GAF7	3.367500%	66,649,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00	76.13%	24.00%
B	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	223,045.40	0.00	0.00	223,045.40	76,278,000.00	56.58%	18.00%
C	46643GAL4	4.709800%	47,675,000.00	47,675,000.00	0.00	0.00	0.00	0.00	0.00	47,675,000.00	44.36%	14.25%
D	46643GAY6	4.209800%	81,046,000.00	81,046,000.00	0.00	0.00	0.00	0.00	0.00	81,046,000.00	23.59%	7.88%
E	46643GBA7	4.000000%	25,426,000.00	25,426,000.00	0.00	0.00	0.00	0.00	0.00	25,426,000.00	17.07%	5.88%
F	46643GBC3	4.000000%	14,303,000.00	14,303,000.00	0.00	0.00	0.00	0.00	0.00	14,303,000.00	13.41%	4.75%
NR	46643GBE9	4.000000%	60,387,147.00	52,350,863.80	0.00	0.00	0.00	49,271.54	0.00	52,301,592.26	0.00%	0.00%
ESK	46643GAN0	9.989200%	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643GBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,315,148.00	390,525,973.17	330,082.42	523,909.92	0.00	49,271.54	853,992.34	390,146,619.21

X-A	46643GAG5	0.846252%	966,200,000.00	93,447,109.37	0.00	65,899.83	0.00	0.00	65,899.83	93,117,026.95
X-B1	46643GBJ8	0.594100%	76,278,000.00	76,278,000.00	0.00	37,763.99	0.00	0.00	37,763.99	76,278,000.00
X-B2	46643GAH3	0.500000%	81,046,000.00	81,046,000.00	0.00	33,769.17	0.00	0.00	33,769.17	81,046,000.00
X-C	46643GAS9	0.709800%	25,426,000.00	25,426,000.00	0.00	15,039.49	0.00	0.00	15,039.49	25,426,000.00
X-D	46643GAU4	0.709800%	14,303,000.00	14,303,000.00	0.00	8,460.23	0.00	0.00	8,460.23	14,303,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643GAW0	0.709800%	60,387,147.00	52,350,863.80	0.00	30,965.55	0.00	0.00	30,965.55	52,301,592.26
Notional SubTotal			1,223,640,147.00	342,850,973.17	0.00	191,898.26	0.00	0.00	191,898.26	342,471,619.21

Deal Distribution Total					330,082.42	715,808.18	0.00	49,271.54	1,045,890.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643GAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643GAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643GAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643GAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46643GAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643GAE0	57.73626509	1.11006551	0.17506117	0.00000000	0.00000000	0.00000000	0.00000000	1.28512668	56.62619958
A-SB	46643GAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643GAJ9	1,000.00000000	0.00000000	3.26183327	0.00000000	0.00000000	0.00000000	0.00000000	3.26183327	1,000.00000000
B	46643GAK6	1,000.00000000	0.00000000	2.92411180	0.50563819	0.50563819	0.00000000	0.00000000	2.92411180	1,000.00000000
C	46643GAL4	1,000.00000000	0.00000000	0.00000000	3.92483356	3.92483356	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46643GAY6	1,000.00000000	0.00000000	0.00000000	3.50816697	76.63971843	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46643GBA7	1,000.00000000	0.00000000	0.00000000	3.33333320	83.33333006	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46643GBC3	1,000.00000000	0.00000000	0.00000000	3.33333357	83.33333916	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643GBE9	866.92063462	0.00000000	0.00000000	2.88973546	182.41460339	0.00000000	0.81592760	0.00000000	866.10470702
ESK	46643GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643GBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643GAG5	96.71611402	0.00000000	0.06820516	0.00000000	0.00000000	0.00000000	0.00000000	0.06820516	96.37448453
X-B1	46643GBJ8	1,000.00000000	0.00000000	0.49508364	0.00000000	0.00000000	0.00000000	0.00000000	0.49508364	1,000.00000000
X-B2	46643GAH3	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-C	46643GAS9	1,000.00000000	0.00000000	0.59150043	0.00000000	0.00000000	0.00000000	0.00000000	0.59150043	1,000.00000000
X-D	46643GAU4	1,000.00000000	0.00000000	0.59150038	0.00000000	0.00000000	0.00000000	0.00000000	0.59150038	1,000.00000000
X-E	46643GAW0	866.92063462	0.00000000	0.51278379	0.00000000	0.00000000	0.00000000	0.00000000	0.51278379	866.10470702

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	52,055.14	0.00	52,055.14	0.00	0.00	0.00	52,055.14	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	65,899.83	0.00	65,899.83	0.00	0.00	0.00	65,899.83	0.00
X-B1	07/01/26 - 07/30/26	30	0.00	37,763.99	0.00	37,763.99	0.00	0.00	0.00	37,763.99	0.00
X-B2	07/01/26 - 07/30/26	30	0.00	33,769.17	0.00	33,769.17	0.00	0.00	0.00	33,769.17	0.00
A-S	07/01/26 - 07/30/26	30	0.00	248,809.38	0.00	248,809.38	0.00	0.00	0.00	248,809.38	0.00
B	07/01/26 - 07/30/26	30	0.00	261,614.47	0.00	261,614.47	38,569.07	0.00	0.00	223,045.40	38,569.07
C	07/01/26 - 07/30/26	30	0.00	187,116.44	0.00	187,116.44	187,116.44	0.00	0.00	0.00	187,116.44
X-C	07/01/26 - 07/30/26	30	0.00	15,039.49	0.00	15,039.49	0.00	0.00	0.00	15,039.49	0.00
X-D	07/01/26 - 07/30/26	30	0.00	8,460.23	0.00	8,460.23	0.00	0.00	0.00	8,460.23	0.00
X-E	07/01/26 - 07/30/26	30	0.00	30,965.55	0.00	30,965.55	0.00	0.00	0.00	30,965.55	0.00
D	07/01/26 - 07/30/26	30	5,927,019.72	284,322.90	0.00	284,322.90	284,322.90	0.00	0.00	0.00	6,211,342.62
E	07/01/26 - 07/30/26	30	2,034,079.92	84,753.33	0.00	84,753.33	84,753.33	0.00	0.00	0.00	2,118,833.25
F	07/01/26 - 07/30/26	30	1,144,240.08	47,676.67	0.00	47,676.67	47,676.67	0.00	0.00	0.00	1,191,916.75
NR	07/01/26 - 07/30/26	30	10,840,994.59	174,502.88	0.00	174,502.88	174,502.88	0.00	0.00	0.00	11,015,497.47
ESK	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			19,946,334.31	1,532,749.47	0.00	1,532,749.47	816,941.29	0.00	0.00	715,808.18	20,763,275.60

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	223,045.40	0.00	0.00	223,045.40	76,278,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643GAL4	4.709800%	47,675,000.00	47,675,000.00	0.00	0.00	0.00	0.00	0.00	47,675,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,232,000.03	200,232,000.00	0.00	471,854.78	0.00	0.00	471,854.78	200,232,000.00

Exchangeable Certificate Details
EC	46643GAM2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,045,890.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,537,235.13	Master Servicing Fee	729.14
Interest Reductions due to Nonrecoverability Determination	(859,957.31)	Certificate Administrator Fee	1,000.63
Interest Adjustments	206,086.94	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	168.14
ARD Interest	0.00	Senior Trust Advisor Fee	571.69
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,679.60
Total Interest Collected	883,364.76

Principal		Expenses/Reimbursements
Scheduled Principal	108,624.78	Reimbursement for Interest on Advances	111,949.57
Unscheduled Principal Collections		ASER Amount	6,184.42
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	50,283.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(3,540.98)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	49,271.54	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	221,457.64	Non-Recoverable Advances	49,271.54
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	379,353.96	Total Expenses/Reimbursements	214,148.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	715,808.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	330,082.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,045,890.60
Total Funds Collected	1,262,718.72	Total Funds Distributed	1,262,718.74

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	390,525,973.17	390,525,973.17	Beginning Certificate Balance	390,525,973.17
(-) Scheduled Principal Collections	108,624.78	108,624.78	(-) Principal Distributions	330,082.42
(-) Unscheduled Principal Collections	49,271.54	49,271.54	(-) Realized Losses	49,271.54
(-) Principal Adjustments (Cash)	221,457.64	221,457.64	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	49,271.54
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	390,146,619.21	390,146,619.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	392,837,667.89	392,837,667.89	Ending Certificate Balance	390,146,619.21
Ending Actual Collateral Balance	392,522,843.32	392,522,843.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	8,036,283.75	0.00	UC / (OC) Change	0.00
Current Period Advances	49,271.54	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	8,085,555.29	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	11,070,372.37	2.84%	(23)	4.5639	(0.055908)	1.35 or less	5	194,497,072.46	49.85%	(24)	4.5024	0.924293
10,000,000 to 19,999,999		3	38,913,415.01	9.97%	(23)	4.4496	0.738578	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	21,901,486.64	5.61%	(22)	4.9350	1.470000	1.46 to 1.55	2	35,243,983.61	9.03%	(22)	4.7703	1.476928
25,000,000 to 49,999,999		2	74,716,369.42	19.15%	(22)	4.7519	1.663851	1.56 to 1.65	1	30,468,915.65	7.81%	(22)	4.4860	1.588700
	50,000,000 or greater	3	243,544,975.77	62.42%	(23)	4.5029	1.292087	1.66 to 1.80	3	129,936,647.49	33.30%	(22)	4.6405	1.686084
	Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	10,871,397.31	2.79%	(23)	4.3900	(0.736500)
							Industrial	1	2,928,899.55	0.75%	(24)	4.7500	1.734200
Illinois	1	44,247,453.77	11.34%	(22)	4.9350	1.715600
							Lodging	2	43,811,412.62	11.23%	(22)	4.4903	1.558124
Indiana	1	14,699,520.73	3.77%	(23)	4.4480	1.149000
							Mixed Use	2	168,544,975.77	43.20%	(23)	4.5254	1.407955
Louisiana	1	13,342,496.97	3.42%	(22)	4.5000	1.488300
							Office	3	94,012,870.13	24.10%	(24)	4.4491	0.677274
New York	4	246,473,875.32	63.17%	(23)	4.5059	1.297341
							Retail	2	58,946,974.50	15.11%	(22)	4.8136	1.574308
Pennsylvania	1	8,141,472.82	2.09%	(23)	4.4970	(0.699900)
							Totals	10	390,146,619.21	100.00%	(23)	4.5713	1.279814
Texas	1	30,468,915.65	7.81%	(22)	4.4860	1.588700

Totals	10	390,146,619.21	100.00%	(23)	4.5713	1.279814

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	10,871,397.31	2.79%	(23)	4.3900	(0.736500)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	7	310,197,381.94	79.51%	(23)	4.4984	1.270599	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	2,928,899.55	0.75%	(24)	4.7500	1.734200	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	66,148,940.41	16.95%	(22)	4.9350	1.634283	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	11	390,146,619.21	100.00%	(23)	4.5713	1.279814
	Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814	Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	390,146,619.21	100.00%	(23)	4.5713	1.279814	Interest Only	1	75,000,000.00	19.22%	(24)	4.4525	1.031700
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	10	315,146,619.21	80.78%	(23)	4.5996	1.338861
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	21,901,486.64	5.61%	(22)	4.9350	1.470000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	8	279,531,551.42	71.65%	(23)	4.5413	1.297995	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	88,713,581.15	22.74%	(24)	4.5759	1.175573	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	390,146,619.21	100.00%	(23)	4.5713	1.279814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	883100293	MU	New York	NY	Actual/360	4.570%	0.00	0.00	0.00	N/A	08/11/24	08/11/27	85,784,681.60	85,784,681.60	12/11/25
4	302660004	MU	New York	NY	Actual/360	4.479%	0.00	0.00	0.00	N/A	10/01/24	--	82,760,294.17	82,760,294.17	08/01/23
6	302591001	OF	New York	NY	Actual/360	4.452%	287,557.29	0.00	0.00	N/A	08/01/24	--	75,000,000.00	75,000,000.00	08/01/26
7	883100301	RT	North Riverside	IL	Actual/360	4.935%	188,033.24	0.00	0.00	N/A	10/06/24	--	44,247,453.77	44,247,453.77	08/06/26
7A	302660055				Actual/360	4.935%	0.00	0.00	0.00	N/A	10/06/24	--	21,901,486.64	21,901,486.64	09/06/24
10	302660010	LO	Houston	TX	Actual/360	4.486%	299,159.13	221,457.64	221,457.64	N/A	10/01/24	--	30,690,373.29	30,468,915.65	10/01/25
17	302660017	LO	New Orleans	LA	Actual/360	4.500%	52,196.99	127,695.18	0.00	10/01/24	11/01/44	--	13,470,192.15	13,342,496.97	08/01/26
22	883100307	RT	Fort Wayne	IN	Actual/360	4.448%	56,418.11	30,201.14	0.00	N/A	09/06/24	--	14,729,721.87	14,699,520.73	07/06/25
26	883100289	OF	Meriden	CT	Actual/360	4.390%	0.00	0.00	0.00	N/A	09/06/24	--	10,871,397.31	10,871,397.31	02/06/24
27	883100300	OF	Philadelphia	PA	Actual/360	4.497%	0.00	0.00	0.00	N/A	09/06/24	--	8,141,472.82	8,141,472.82	01/06/25
48	302660048	IN	Cheektowaga	NY	Actual/360	4.750%	0.00	0.00	0.00	N/A	08/01/24	--	2,928,899.55	2,928,899.55	10/01/23
Totals							883,364.76	379,353.96	221,457.64				390,525,973.17	390,146,619.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	27,593,331.00	6,753,042.64	01/01/25	03/31/25	04/13/26	12,000,816.00	329,776.30	(1,351.82)	1,505,369.94	0.00	0.00
4	4,406,727.00	2,044,055.00	01/01/26	03/31/26	10/14/25	25,687,811.28	197,902.22	0.00	0.00	0.00	0.00
6	9,044,979.00	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	5,540,813.00	10/01/24	09/30/25	03/11/26	14,651,816.00	26,630.89	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	03/11/26	21,901,486.64	0.00	0.00	0.00	0.00	0.00
10	5,362,269.00	0.00	--	--	05/11/26	20,627,747.42	1,707,470.38	0.00	0.00	0.00	0.00
17	2,737,127.44	2,626,480.55	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,463,641.00	1,194,309.00	04/01/25	03/31/26	05/11/26	1,616,454.19	111,108.78	80,297.84	1,040,853.31	0.00	0.00
26	(200,948.00)	(220,989.00)	01/01/26	03/31/26	06/11/26	9,944,731.97	27,409.10	0.00	0.00	0.00	49,271.54
27	364,126.00	(425,448.00)	04/01/25	03/31/26	10/14/25	1,737,459.71	81,247.09	(75.72)	779,219.08	191,629.81	0.00
48	390,816.00	0.00	--	--	10/14/25	0.00	19,193.48	0.00	0.00	0.00	0.00
Totals	51,162,068.44	17,512,263.19				108,168,323.21	2,500,738.24	78,870.30	3,325,442.33	191,629.81	49,271.54

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	302660017	49,271.54	Partial Liquidation (Curtailment)	0.00	0.00
Totals		49,271.54		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	85,784,681.60	0	0.00	3	124,100,607.13	0	0.00	1	49,271.54	0	0.00	4.571291%	4.316500%	(23)
07/17/26	0	0.00	0	0.00	1	85,784,681.60	0	0.00	3	124,322,064.77	0	0.00	1	169,263.04	0	0.00	4.571210%	4.316494%	(22)
06/17/26	0	0.00	0	0.00	1	85,784,681.60	0	0.00	3	124,322,064.77	0	0.00	1	219,298.69	0	0.00	4.571155%	4.316594%	(21)
05/15/26	0	0.00	0	0.00	1	85,784,681.60	0	0.00	3	124,322,064.77	0	0.00	1	219,290.07	0	0.00	4.571088%	4.316710%	(20)
04/17/26	0	0.00	0	0.00	1	85,784,681.60	0	0.00	3	124,322,064.77	0	0.00	1	219,278.32	0	0.00	4.571020%	4.316826%	(19)
03/17/26	0	0.00	0	0.00	1	85,906,307.47	0	0.00	3	124,322,064.77	0	0.00	2	786,394.28	0	0.00	4.570954%	4.316937%	(18)
02/18/26	0	0.00	0	0.00	1	86,060,102.67	0	0.00	3	124,322,064.77	0	0.00	2	154,691.10	0	0.00	4.571521%	4.317608%	(17)
01/16/26	0	0.00	0	0.00	1	86,180,648.93	0	0.00	3	124,322,064.77	0	0.00	1	69,292.87	0	0.00	4.571561%	4.317729%	(16)
12/17/25	0	0.00	0	0.00	1	86,300,722.66	0	0.00	3	124,322,064.77	0	0.00	1	219,252.65	0	0.00	4.571522%	4.317772%	(15)
11/18/25	0	0.00	0	0.00	1	86,431,254.68	0	0.00	3	124,322,064.77	0	0.00	1	169,297.54	0	0.00	4.571455%	4.317879%	(14)
10/20/25	0	0.00	1	86,550,346.08	0	0.00	0	0.00	3	124,322,064.77	1	86,550,346.08	1	69,261.37	0	0.00	4.571398%	4.317965%	(13)
09/17/25	1	86,679,931.06	0	0.00	0	0.00	0	0.00	3	124,322,064.77	0	0.00	1	89,241.46	0	0.00	4.571359%	4.372875%	(12)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	883100293	12/11/25	7	6	(1,351.82)	1,505,369.94	0.00	86,300,722.66	09/25/25	13
4	302660004	08/01/23	35	5	0.00	0.00	38,724.82	84,279,703.19	08/12/20	7			06/13/24
10	302660010	10/01/25	9	5	0.00	0.00	0.00	29,881,070.28	05/18/20	7	08/31/21		09/14/22
22	883100307	07/06/25	12	5	80,297.84	1,040,853.31	0.00	15,095,781.40	11/20/24	1
26	883100289	02/06/24	29	5	0.00	0.00	781,860.09	11,003,736.12	03/22/24	7			04/15/25
27	883100300	01/06/25	18	5	(75.72)	779,219.08	1,612,277.82	8,466,586.87	09/16/24	2
48	302660048	10/01/23	33	5	0.00	0.00	344,437.28	3,003,805.42	11/27/20	2
7A	302660055	09/06/24	22	5	0.00	0.00	0.00	21,901,486.64	10/17/24	9
Totals					78,870.30	3,325,442.33	2,777,300.01	259,932,892.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		291,019,441	119,247,454	47,671,380		124,100,607
0 - 6 Months		0	0		0	0
7 - 12 Months		85,784,682	0	85,784,682		0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		13,342,497	13,342,497		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	390,146,619	132,589,951	0	0	133,456,061	124,100,607
Jul-26	390,525,973	132,717,646	0	0	133,486,262	124,322,065
Jun-26	390,806,315	132,966,085	0	0	133,518,165	124,322,065
May-26	391,150,943	133,261,699	0	0	133,567,179	124,322,065
Apr-26	391,498,858	133,557,945	0	0	133,618,848	124,322,065
Mar-26	391,962,421	133,851,254	0	0	133,789,102	124,322,065
Feb-26	393,038,433	134,716,463	0	0	133,999,905	124,322,065
Jan-26	393,434,607	134,943,867	0	0	134,168,675	124,322,065
Dec-25	393,744,177	135,085,325	0	0	134,336,787	124,322,065
Nov-25	394,217,645	90,377,532	0	0	179,518,048	124,322,065
Oct-25	394,623,799	90,616,935	0	86,550,346	93,134,453	124,322,065
Sep-25	394,944,538	90,757,725	86,679,931	0	93,184,816	124,322,065
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	883100293	85,784,681.60	86,300,722.66	346,700,000.00	01/23/26	6,628,187.14	1.15650	03/31/25	08/11/24	277
4	302660004	82,760,294.17	84,279,703.19	75,100,000.00	05/08/25	2,277,194.00	1.66860	03/31/26	10/01/24	217
6	302591001	75,000,000.00	75,000,000.00	210,000,000.00	04/01/26	8,383,931.00	1.03170	12/31/25	08/01/24	I/O
7	883100301	44,247,453.77	44,247,453.77	33,500,000.00	11/28/25	5,540,813.00	1.71560	09/30/25	10/06/24	217
7A	302660055	21,901,486.64	21,901,486.64	33,500,000.00	11/28/25		1.47000	--	10/06/24	217
10	302660010	30,468,915.65	29,881,070.28	31,000,000.00	03/02/26	4,339,778.40	1.58870	12/31/25	10/01/24	217
22	883100307	14,699,520.73	15,095,781.40	15,600,000.00	01/22/26	1,194,309.00	1.14900	03/31/26	09/06/24	217
26	883100289	10,871,397.31	11,003,736.12	3,250,000.00	02/18/26	(131,520.00)	(0.73650)	03/31/26	09/06/24	217
27	883100300	8,141,472.82	8,466,586.87	8,000,000.00	08/21/25	(425,448.00)	(0.69990)	03/31/26	09/06/24	217
48	302660048	2,928,899.55	3,003,805.42	8,100,000.00	07/10/24	390,816.00	1.73420	12/31/24	08/01/24	215
Totals		376,804,122.24	379,180,346.35	764,750,000.00		28,198,060.54

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	883100293	MU	NY	09/25/25	13
4	302660004	MU	NY	08/12/20	7
6	302591001	OF	NY	08/06/24	4
7	883100301	RT	IL	10/17/24	9
7A	302660055	Various	Various	10/17/24	9
10	302660010	LO	TX	05/18/20	7

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	883100307	RT	IN	11/20/24	1

26	883100289	OF	CT	03/22/24	7

27	883100300	OF	PA	09/16/24	2

48	302660048	IN	NY	11/27/20	2

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100293	0.00	4.57000%	0.00	4.57000%	1	03/19/24	03/19/24	--
6	302591001	0.00	4.45250%	0.00	4.45250%	10	01/10/25	01/10/25	01/13/25
7	883100301	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	06/11/21
7A	302660055	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	07/16/21
11	883100309	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
11A	883100310	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
13	302511112	29,584,989.95	4.13000%	29,584,989.95	4.13000%	10	06/11/20	05/01/20	08/11/20
Totals		29,584,989.95		29,584,989.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
39	302660039 12/17/24	4,873,650.49	12,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,873,650.49	12,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/25	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	302660039	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	18,467.54	0.00	0.00	0.00	0.00	337,586.55	0.00	0.00	0.00	0.00
4	0.00	0.00	17,816.45	0.00	0.00	0.00	0.00	319,211.46	111,937.38	0.00	0.00	0.00
7A	93,072.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	(299,159.13)	0.00	0.00	0.00	(3,540.98)	0.00	0.00	118,555.21	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.19	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	6,184.42	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	41,096.90	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	31,527.18	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	11,980.01	0.00	0.00	0.00	0.00
Total	(206,086.94)	0.00	50,283.99	0.00	(3,540.98)	6,184.42	0.00	859,957.31	111,949.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		818,747.37

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28